Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of provision for (recovery of) income taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2025	2024
Current income tax:
Current year expense(1)	1,008.5	1,132.0
Adjustments to prior years’ income taxes	(53.9)	(11.4)
	954.6	1,120.6
Deferred income tax:
Origination and reversal of temporary differences	193.7	291.3
Adjustments to prior years’ deferred income taxes	8.2	(36.3)
	201.9	255.0

Provision for income taxes	1,156.5	1,375.6

(1)Includes Pillar Two global minimum taxes of $41.8 in 2025 which primarily related to income earned in Singapore and Bermuda and $93.7 in 2024 which primarily related to income earned in Bermuda.

Schedule of earnings before income taxes by jurisdiction

A significant portion of the company’s earnings before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings before income taxes by jurisdiction and the associated provision for income taxes for the years ended December 31 are summarized in the following table:

	2025					2024
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total
Earnings before income taxes	1,619.7	2,072.4	577.0	2,171.2	6,440.3	1,089.9	2,182.8	662.5	1,703.3	5,638.5
Provision for income taxes	350.6	408.7	58.3	338.9	1,156.5	499.9	454.0	81.2	340.5	1,375.6
Net earnings	1,269.1	1,663.7	518.7	1,832.3	5,283.8	590.0	1,728.8	581.3	1,362.8	4,262.9
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that Odyssey Group has operations outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit, Ki, and Meadow Foods.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions, and also includes Gulf Insurance which is based in Kuwait and operates through its subsidiaries throughout the Middle East and North Africa region.

Schedule of reconciliations of the provision for (recovery of) income taxes

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2025	2024
Canadian statutory income tax rate	26.5%	26.5%
Provision for income taxes at the Canadian statutory income tax rate	1,706.7	1,494.2
Non-taxable investment income and losses	(163.0)	(88.2)
Tax rate differential on income and losses outside Canada	(347.1)	(140.0)
Change in unrecorded tax benefit of losses and temporary differences	(26.9)	87.3
Change in tax rate for deferred income taxes	(1.2)	49.1
Recovery relating to prior years	(45.7)	(47.7)
Foreign exchange effect	27.7	(23.3)
Other including permanent differences	6.0	44.2
Provision for income taxes	1,156.5	1,375.6

Schedule of income taxes refundable and payable

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2025	2024
Income taxes refundable	86.9	86.7
Income taxes payable	(439.9)	(432.3)
Net income taxes payable	(353.0)	(345.6)

Schedule of changes net income taxes (payable) refundable

Changes in net income taxes payable during the years ended December 31 were as follows:

	2025	2024
Balance - January 1	(345.6)	(247.9)
Amounts recorded in the consolidated statements of earnings	(954.6)	(1,120.6)
Payments made during the year	953.5	1,005.6
Foreign exchange effect and other	(6.3)	17.3
Balance - December 31	(353.0)	(345.6)

Schedule of changes in net deferred income tax asset

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2025
			Insurance
	Operating		contracts and
	and		reinsurance
	capital		contract	Intangible	Tax
	losses	Investments	assets held	assets	credits	Other	Total
Balance - January 1	254.1	(767.5)	(476.8)	(442.8)	59.0	(15.0)	(1,389.0)
Amounts recorded in the consolidated statement of earnings	(19.8)	(440.6)	188.7	(9.6)	(5.5)	84.9	(201.9)
Amounts recorded in total equity	6.3	(33.2)	—	—	—	(22.2)	(49.1)
Acquisitions of subsidiaries (note 21)	15.8	—	—	(9.7)	—	(2.1)	4.0
Divestitures of non-insurance subsidiaries (note 21)	(8.8)	0.1	—	(13.3)	—	43.3	21.3
Foreign exchange effect and other	3.6	52.4	0.5	(15.4)	(0.7)	(5.3)	35.1
Balance - December 31	251.2	(1,188.8)	(287.6)	(490.8)	52.8	83.6	(1,579.6)

	2024
			Insurance
	Operating		contracts and
	and		reinsurance
	capital		contract	Intangible	Tax
	losses	Investments	assets held	assets	credits	Other	Total
Balance - January 1	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)
Amounts recorded in the consolidated statement of earnings	(59.8)	(183.7)	(119.0)	36.3	25.5	45.7	(255.0)
Amounts recorded in total equity	5.8	14.4	—	—	—	(27.8)	(7.6)
Acquisitions of subsidiaries (note 21)	10.7	0.1	(0.3)	(186.1)	(0.3)	(31.1)	(207.0)
Foreign exchange effect and other	(16.0)	13.5	0.5	15.3	0.2	16.3	29.8
Balance - December 31	254.1	(767.5)	(476.8)	(442.8)	59.0	(15.0)	(1,389.0)